Income Taxes - Schedule of Reconciliation of Statutory Federal Income Tax Expense (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income tax expense/(benefit) at the federal statutory rate			$ (1,822,688)
Capitalized Transaction Expenses			700,544
Warrant Liability			797,920
State income taxes - net of federal income tax benefits			(56,601)
Change in valuation allowance			380,825
Total income tax expense (benefit)	$ 0	$ 0	$ 0